ESTIMATION OF FAIR VALUE - Measurements at fair value on a non-recurring basis (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Non-current assets held for sale	$ 240,412	$ 206,193
Non-recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Impaired collateralized loans	1,508,693	870,110
Non-current assets held for sale	240,412	206,193
Assets held for sale	1,749,105	1,076,303
Level 3 of fair value hierarchy | Non-recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Impaired collateralized loans	1,508,693	870,110
Non-current assets held for sale	240,412	206,193
Assets held for sale	$ 1,749,105	$ 1,076,303